Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Other Liabilities Disclosure [Abstract]
Schedule of Other Current Liabilities

Other current liabilities consist of the following:

	March 31, 2020	December 31, 2019
Gift card liability	$89,846	$88,673
Co-op advertising fund liability	307,271	298,662
Advertising fund liability	257,883	265,308
	$655,000	$652,643

Other current liabilities consist of the following:

	December 31, 2019	December 31, 2018
Gift card liability	$88,673	$122,221
Co-op advertising fund liability	298,662	240,226
Advertising fund liability	265,308	245,039
	$652,643	$607,486